ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2017
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of accumulated other comprehensive loss

	Cash flow hedges	Defined benefit plans	Total

Balance as of December 31, 2014	$(17,605)	$(29,384)	$(46,989)
Other comprehensive loss	(22,831)	(7,024)	(29,855)

Balance as of December 31, 2015	(40,436)	(36,408)	(76,844)
Other comprehensive (loss) income	(10,756)	3,693	(7,063)

Balance as of December 31, 2016	(51,192)	(32,715)	(83,907)
Other comprehensive income (loss)	47,212	(5,133)	42,079

Balance as of December 31, 2017	$(3,980)	$(37,848)	$(41,828)